Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]

Cash and cash equivalents are as follows:

	December 31,
(In thousands of US$)	2012	2011

Cash and due from banks	6,718	12,814
Interest-bearing deposits in banks	700,312	830,670
Total	707,030	843,484
Less:
Interest-bearing deposits with original maturities of more than three months	-	30,000
Pledged deposits	14,519	23,994
	692,511	789,490